JPMorgan Large Cap Growth Fund Expense Example - A C I Shares [Member] - JPMorgan Large Cap Growth Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 616
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,035
Expense Example, with Redemption, 10 Years	1,660
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	1,630
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	$ 903